(2_FIDELITY_LOGOS)

FIDELITY CASH MANAGEMENT
FUNDS

TREASURY FUND
PRIME FUND
TAX-EXEMPT FUND

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 TREASURY FUND                                   3

 PRIME FUND                                      12

 TAX-EXEMPT FUND                                 27

NOTES TO THE FINANCIAL STATEMENTS                49

REPORT OF INDEPENDENT ACCOUNTANTS                60

EACH FUND SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MONEY MARKET SECURITIES. PRIME FUND INVESTS IN A BROAD RANGE OF MONEY MARKET SECURITIES. TREASURY FUND INVESTS IN MONEY MARKET SECURITIES ISSUED BY THE U.S. TREASURY AND BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. TAX-EXEMPT FUND SEEKS TO OBTAIN CURRENT INCOME, EXEMPT FROM FEDERAL INCOME TAXES.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.




TREASURY FUND

INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES

U.S. TREASURY OBLIGATIONS - 17.7%

DUE                                                  ANNUALIZED YIELD AT   PRINCIPAL                   VALUE
DATE                                                 TIME OF PURCHASE      AMOUNT                      (NOTE 1)

U.S. TREASURY BILLS - 0.5%

 4/29/99                                              4.25%                $ 10,000,000                $ 9,793,166

U.S. TREASURY NOTES - 2.3%

 11/30/98                                             5.64                  10,000,000                  9,995,544

 11/30/98                                             5.66                  10,000,000                  9,995,369

 6/30/99                                              5.42                  20,000,000                  20,063,019

                                                                                                        40,053,932

U.S. TREASURY NOTES - PRINCIPAL ONLY STRIPS - 14.9%

 11/15/98                                             5.45                  10,000,000                  9,977,526

 2/15/99                                              5.46                  10,000,000                  9,846,281

 2/15/99                                              5.47                  20,000,000                  19,693,030

 2/15/99                                              5.50                  25,000,000                  24,614,669

 2/15/99                                              5.51                  20,000,000                  19,689,781

 2/15/99                                              5.53                  15,000,000                  14,769,087

 2/15/99                                              5.54                  15,000,000                  14,768,253

 5/15/99                                              5.49                  10,000,000                  9,715,022

 5/15/99                                              5.50                  42,000,000                  40,802,898

 5/15/99                                              5.51                  50,000,000                  48,569,683

 5/15/99                                              5.58                  10,000,000                  9,707,456

 8/15/99                                              4.21                  10,000,000                  9,674,446

 8/15/99                                              4.23                  10,000,000                  9,672,839

 8/15/99                                              5.00                  5,000,000                   4,808,868

 11/15/99                                             4.11                  10,000,000                  9,585,026

 11/15/99                                             4.25                  10,000,000                  9,571,878

                                                                                                        265,466,743

TOTAL U.S. TREASURY OBLIGATIONS                                                                         315,313,841



REPURCHASE AGREEMENTS - 82.3%

                                                    MATURITY
                                                    AMOUNT

In a joint trading account
(Notes 2 and 3) (U.S. Treasury Obligations) dated:

8/14/98 due:

11/5/98 At 5.5%                                     $ 50,634,028          50,000,000

11/9/98 At 5.5%                                      50,664,583           50,000,000

9/11/98 due 12/9/98 At 5.36%                         64,848,071           64,000,000

10/14/98 due 12/14/98 At 5.02%                       5,042,531            5,000,000

10/15/98 due 11/16/98 At 5.08%                       16,072,249           16,000,000

REPURCHASE AGREEMENTS - CONTINUED

                                                    MATURITY             VALUE
                                                    AMOUNT               (NOTE 1)

In a joint trading account
(Notes 2 and 3)
(U.S. Treasury Obligations) dated: - continued

10/29/98 due:

2/23/99 At 4.72%                                    $ 43,659,620         $ 43,000,000

3/29/99 At 4.7%                                      43,847,697           43,000,000

10/30/98 due 11/2/98 At:

5.4%                                                 38,190,166           38,173,000

5.41%                                                1,152,519,738        1,152,000,000


TOTAL REPURCHASE AGREEMENTS                                               1,461,173,000

TOTAL INVESTMENTS - 100%                                                $ 1,776,486,841

Total Cost for Income Tax Purposes                                      $ 1,776,486,841


INCOME TAX INFORMATION
At October 31, 1998, the fund had a capital loss carryforward of approximately $391,000 all of which will expire on October 31, 2001. A total of 23.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited).
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.

TREASURY FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                        OCTOBER 31, 1998

ASSETS

Investment in securities, at value (including repurchase                 $ 1,776,486,841
agreements of $1,461,173,000) -
See accompanying schedule

Cash                                                                      2,215

Receivable for investments sold                                           76,807,000

Receivable for fund shares sold                                           10,498,943

Interest receivable                                                       5,184,326

 TOTAL ASSETS                                                             1,868,979,325

LIABILITIES

Payable for fund shares redeemed                           $ 33,498,272

Distributions payable                                       1,339,934

Accrued management fee                                      231,651

Distribution fees payable                                   518,746

Other payables and accrued expenses                         393,554

 TOTAL LIABILITIES                                                        35,982,157

NET ASSETS                                                               $ 1,832,997,168

Net Assets consist of:

Paid in capital                                                          $ 1,833,388,405

Accumulated net realized gain (loss) on investments                       (391,237)

NET ASSETS                                                               $ 1,832,997,168


CALCULATION OF MAXIMUM OFFERING PRICE                             $1.00
DAILY MONEY CLASS:
NET ASSET VALUE, offering price and redemption price per share ($1,261,148,309 (divided by) 1,261,381,824 shares)

CAPITAL RESERVES CLASS:                                           $1.00
NET ASSET VALUE, offering price and redemption price per share ($479,839,701 (divided by) 479,928,550 shares)

ADVISOR B CLASS:                                                  $1.00
NET ASSET VALUE and offering price per share
 ($76,109,682 (divided by) 76,123,775 shares) A

ADVISOR C CLASS:                                                  $1.00
NET ASSET VALUE and offering price per share
 ($15,899,476 (divided by) 15,902,420 shares) A

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                                      YEAR ENDED OCTOBER 31, 1998

INTEREST INCOME                                                      $ 89,359,523

EXPENSES

Management fee                                         $ 4,006,033

Transfer agent fees                                     3,692,726

Distribution fees                                       5,168,177

Accounting fees and expenses                            171,942

Non-interested trustees' compensation                   1,405

Custodian fees and expenses                             8,027

Registration fees                                       320,478

Audit                                                   48,552

Legal                                                   9,631

Miscellaneous                                           6,589

 Total expenses before reductions                       13,433,560

 Expense reductions                                     (1,852,995)   11,580,565

NET INTEREST INCOME                                                   77,778,958

NET REALIZED GAIN (LOSS) ON INVESTMENTS                               48,136

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 77,827,094



STATEMENT OF CHANGES IN NET ASSETS
                                                             YEAR ENDED       YEAR ENDED
                                                             OCTOBER 31,      OCTOBER 31,
                                                             1998             1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                   $ 77,778,958     $ 71,379,383
Net interest income

 Net realized gain (loss)                                     48,136           28,174

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING              77,827,094       71,407,557
FROM OPERATIONS

Distributions to shareholders from net interest income        (77,778,958)     (71,379,383)

Share transactions - net increase (decrease)                  238,198,887      (493,517,833)

Net asset value of Capital Reserves Class shares issued in    -                266,921,847
exchange for the net assets of Capital Reserves:
U.S. Government Portfolio

TOTAL SHARE TRANSACTIONS                                      238,198,887      (226,595,986)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                     238,247,023      (226,567,812)

NET ASSETS

 Beginning of period                                          1,594,750,145    1,821,317,957

 End of period                                               $ 1,832,997,168  $ 1,594,750,145




FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS
                                YEARS ENDED     THREE MONTHS   YEARS ENDED
                                OCTOBER 31,     ENDED            JULY 31,
                                                OCTOBER 31,

                              1998     1997     1996        1996     1995     1994
SELECTED PER-SHARE DATA

Net asset value,              $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000  $ 1.000
beginning of
period

Income from
Investment
Operations

 Net interest                  .049     .049     .012        .049     .049     .029
 income

Less Distributions

 From net inter-               (.049)   (.049)   (.012)      (.049)   (.049)   (.029)
 est income

Net asset value,              $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000  $ 1.000
end of period

TOTAL RETURN B, C              5.04%    4.97%    1.19%       5.06%    5.02%    2.89%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end               $ 1,261  $ 1,284  $ 1,801     $ 1,801  $ 1,828  $ 2,025
of period
(in millions)

Ratio of expenses              .65% D   .65% D   .65% A, D   .65% D   .65% D   .60%
to average net
assets

Ratio of net                   4.93%    4.88%    4.66% A     4.94%    4.89%    2.81%
interest income
to average net
assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS
                                                      YEARS ENDED
                                                      OCTOBER 31,

                                                     1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                 $ 1.000  $ 1.000000

Income from Investment Operations

 Net interest income                                  .047     .000134

Less Distributions

 From net interest income                             (.047)   (.000134)

Net asset value, end of period                       $ 1.000  $ 1.000000

TOTAL RETURN B, C                                     4.78%    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $ 480    $ 265

Ratio of expenses to average net assets               .90% D   .90% A, D

Ratio of net interest income to average net assets    4.67%    4.93% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES).


FINANCIAL HIGHLIGHTS - ADVISOR B CLASS
                              YEARS ENDED         THREE MONTHS        YEARS ENDED
                              OCTOBER 31,         ENDED                 JULY 31,
                                                  OCTOBER 31,

                              1998      1997      1996         1996      1995      1994 E
SELECTED PER-SHARE DATA

Net asset value,              $ 1.000   $ 1.000   $ 1.000      $ 1.000   $ 1.000   $ 1.000
beginning of
period

Income from
Investment
Operations

 Net interest                  .042      .041      .010         .043      .042      .002
 income

Less Distributions

 From net interest             (.042)    (.041)    (.010)       (.043)    (.042)    (.002)
 income

Net asset value,              $ 1.000   $ 1.000   $ 1.000      $ 1.000   $ 1.000   $ 1.000
end of period

TOTAL RETURN B, C              4.26%     4.20%     1.01%        4.33%     4.28%     .25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end               $ 76      $ 46      $ 20         $ 40      $ 3       $ 1
of period
(in millions)

Ratio of expenses              1.40% D   1.39% D   1.35% A, D   1.35% D   1.35% D   1.35% A, D
to average net
assets

Ratio of net interest          4.16%     4.24%     3.96% A      4.13%     4.22%     3.03% A
income to
average net
assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1994 (COMMENCEMENT OF SALE OF ADVISOR B CLASS SHARES) TO JULY 31, 1994.

FINANCIAL HIGHLIGHTS - ADVISOR C CLASS
                                                     YEAR ENDED
                                                     OCTOBER 31,
                                                     1998 E

SELECTED PER-SHARE DATA

Income from Investment Operations

 Net asset value at beginning of period              $ 1.000

 Net interest income                                  .041

Less Distributions

 From net interest income                             (.041)

Net asset value, end of period                       $ 1.000

TOTAL RETURN B, C                                     4.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $ 16

Ratio of expenses to average net assets               1.40% A, D

Ratio of net interest income to average net assets    4.24% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF ADVISOR C CLASS SHARES) TO OCTOBER 31, 1998.

PRIME FUND

INVESTMENTS OCTOBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



CERTIFICATES OF DEPOSIT - 36.2%

DUE                                                        ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
DATE                                                       TIME OF PURCHASE      AMOUNT                        (NOTE 1)

DOMESTIC CERTIFICATES OF DEPOSIT - 2.4%

Bank of America National Trust & Savings Association

 3/24/99                                                    5.34%                $ 30,000,000                  $ 30,000,000

Chase Manhattan Bank

 3/22/99                                                    4.95                  57,000,000                    57,000,000

Chase Manhattan Bank (USA)

 2/22/99                                                    5.00                  10,000,000                    10,000,000

CoreStates Bank NA, Philadelphia

 11/9/98                                                    5.38 (b)              5,000,000                     5,000,000

Morgan Guaranty Trust Co., NY

 12/8/98                                                    5.29                  34,000,000                    34,000,000

                                                                                                                136,000,000

LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 13.8%

Abbey National Treasury Services PLC

 12/3/98                                                    5.50                  50,000,000                    50,000,000

 12/10/98                                                   5.50                  50,000,000                    50,000,534

 12/28/98                                                   5.43                  35,000,000                    35,000,000

 3/15/99                                                    5.15                  80,000,000                    80,000,000

ABN-AMRO Bank NV

 11/12/98                                                   5.33                  75,000,000                    75,000,000

 12/22/98                                                   5.12                  20,000,000                    20,000,000

Bank of Scotland Treasury Services

 11/30/98                                                   5.35                  10,000,000                    10,000,296

 2/22/99                                                    5.03                  15,000,000                    15,000,463

Barclays Bank PLC

 12/10/98                                                   5.42                  11,000,000                    11,001,259

 12/14/98                                                   5.28                  20,000,000                    20,000,000

Bayerische Hypo-und Vereinsbank AG

 12/18/98                                                   5.26                  10,000,000                    9,999,861

Halifax PLC

 11/9/98                                                    5.33                  75,000,000                    75,000,166

 11/30/98                                                   5.24                  35,000,000                    35,000,000

 12/1/98                                                    5.19                  35,000,000                    35,000,000

 12/31/98                                                   5.20                  60,000,000                    60,001,900

RaboBank Nederland Coop. Central

 11/10/98                                                   5.33                  50,000,000                    50,000,000

 2/26/99                                                    5.60                  25,000,000                    24,993,139

Societe Generale, France

 11/2/98                                                    5.29                  10,000,000                    10,000,003

CERTIFICATES OF DEPOSIT - CONTINUED

DUE                                                        ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
DATE                                                       TIME OF PURCHASE      AMOUNT                        (NOTE 1)

LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED

Svenska Handelsbanken

 12/1/98                                                    5.19%                $ 20,000,000                  $ 20,000,000

 12/17/98                                                   5.41                  20,000,000                    20,000,000

 12/29/98                                                   5.13                  25,000,000                    25,000,200

Toronto Dominion Bank

 11/5/98                                                    5.28                  50,000,000                    50,000,000

Westpac Banking Corp.

 12/14/98                                                   5.30                  5,000,000                     5,000,030

                                                                                                                785,997,851

NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 19.5%

Bank of Montreal, Canada

 11/9/98                                                    5.30                  25,000,000                    25,000,000

Bank of Nova Scotia

 5/28/99                                                    5.75                  30,000,000                    29,996,792

Banque Nationale de Paris

 12/14/98                                                   5.41                  25,000,000                    25,000,271

Barclays Bank PLC

 11/12/98                                                   5.33                  10,000,000                    10,000,000

 3/23/99                                                    5.45                  30,000,000                    30,004,035

Bayerische Landesbank Girozentrale

 12/1/98                                                    5.56                  125,000,000                   125,000,000

 2/26/99                                                    5.32                  50,000,000                    50,001,587

Canadian Imperial Bank of Commerce

 11/4/98                                                    5.55                  40,000,000                    40,000,000

 12/1/98                                                    5.54                  30,000,000                    30,000,000

 12/2/98                                                    5.26                  22,000,000                    21,999,942

 12/21/98                                                   5.12                  10,000,000                    10,000,000

 3/2/99                                                     5.70                  20,000,000                    19,995,869

Credit Agricole Indosuez

 11/9/98                                                    5.33                  20,000,000                    20,000,000

Credit Communale de Belgique

 2/3/99                                                     5.64                  10,000,000                    10,000,000

 2/12/99                                                    5.61                  40,000,000                    40,002,225

Deutsche Bank AG

 2/11/99                                                    5.60                  15,000,000                    15,000,000

 3/2/99                                                     5.70                  15,000,000                    14,997,617

Dresdner Bank AG

 2/16/99                                                    5.34                  35,000,000                    35,000,000

CERTIFICATES OF DEPOSIT - CONTINUED

DUE                                                        ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
DATE                                                       TIME OF PURCHASE      AMOUNT                        (NOTE 1)

NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED

Landesbank Hessen-Thuringen

 11/9/98                                                    5.30%                $ 49,000,000                  $ 49,002,146

National Westminster Bank PLC

 12/4/98                                                    5.51                  16,000,000                    16,000,000

 2/26/99                                                    5.70                  20,000,000                    19,997,542

 3/2/99                                                     5.70                  20,000,000                    19,996,823

RaboBank Nederland Coop. Central

 12/10/98                                                   5.41                  5,000,000                     5,000,214

 2/2/99                                                     5.54                  20,000,000                    19,998,002

 3/2/99                                                     5.50                  30,000,000                    30,000,000

 3/17/99                                                    5.76                  50,000,000                    49,961,167

 4/2/99                                                     4.93                  25,000,000                    25,009,323

 6/1/99                                                     5.75                  10,000,000                    9,996,105

Royal Bank of Canada

 11/3/98                                                    5.25                  15,000,000                    15,000,108

 2/10/99                                                    5.60                  15,000,000                    14,997,212

 2/26/99                                                    5.70                  13,500,000                    13,497,097

Royal Bank of Scotland PLC

 11/25/98                                                   5.58                  30,000,000                    30,000,000

 11/30/98                                                   5.56                  50,000,000                    50,000,000

Societe Generale, France

 11/18/98                                                   5.63                  15,000,000                    15,000,348

Swiss Bank Corp.

 3/19/99                                                    5.70                  20,000,000                    19,994,927

 5/7/99                                                     5.50                  12,000,000                    12,008,842

 6/3/99                                                     5.75                  30,000,000                    29,988,204

Toronto Dominion Bank

 2/11/99                                                    5.60                  25,000,000                    25,000,000

Westdeutsche Landesbank Girozentrale

 12/21/98                                                   5.12                  40,000,000                    40,000,000

 2/8/99                                                     5.18                  25,000,000                    25,000,000

 2/8/99                                                     5.61                  20,000,000                    20,000,000

 2/9/99                                                     5.18                  10,000,000                    10,000,000

                                                                                                               117,446,398

CERTIFICATES OF DEPOSIT - CONTINUED

DUE                                                        ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
DATE                                                       TIME OF PURCHASE      AMOUNT                        (NOTE 1)

SAN FRANCISCO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.5%

Banque Nationale de Paris

 12/1/98                                                    5.56%                $ 30,000,000                  30,000,000

TOTAL CERTIFICATES OF DEPOSIT                                                                               2,069,444,249





COMMERCIAL PAPER - 41.7%



Aspen Funding Corp.

 11/23/98                                                    5.60                   15,000,000                  14,949,446

Asset Securitization Coop. Corp.

 11/16/98                                                    5.38                   50,000,000                  49,888,542

 11/19/98                                                    5.38                   25,000,000                  24,933,125

 12/7/98                                                     5.59                  10,000,000                    9,945,000

 12/9/98                                                     5.28                  8,000,000                     7,955,667

 12/9/98                                                     5.59                  30,000,000                    29,825,833

 1/28/99                                                     5.31                  25,000,000                    24,679,778

Associates Corp. of North America

 11/23/98                                                    5.58                  100,000,000                   99,663,889

 12/14/98                                                    5.41                  50,000,000                    49,681,083

 2/10/99                                                     5.08                  40,000,000                    39,438,889

 2/17/99                                                     5.59                  50,000,000                    49,184,000

BBV Finance, Inc.

 2/12/99                                                     5.62                  45,000,000                    44,297,025

CIT Group, Inc.

 12/7/98                                                     5.59                  75,000,000                    74,587,500

Citibank Credit Card Master Trust I (Dakota Certificate Program)

 12/10/98                                                    5.49                  5,000,000                     4,970,642

 2/8/99                                                      5.30                  10,000,000                    9,856,450

Commonwealth Bank of Australia

 11/30/98                                                    5.15                  20,000,000                    19,917,431

Cregem North America, Inc.

 12/23/98                                                    5.10                  20,000,000                    19,853,822

Delaware Funding Corp.

 11/3/98                                                     5.55                  5,033,000                     5,031,459

 11/17/98                                                    5.53                  10,879,000                    10,852,504

 11/24/98                                                    5.23                  12,301,000                    12,260,055

 11/25/98                                                    5.23                  6,602,000                     6,579,069

 11/25/98                                                    5.25                  56,271,000                    56,074,802

 12/1/98                                                     5.28                  3,726,000                     3,709,699

COMMERCIAL PAPER - CONTINUED

DUE                                                          ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
DATE                                                         TIME OF PURCHASE      AMOUNT                        (NOTE 1)

Delaware Funding Corp. - continued

 12/16/98                                                     5.22%                $ 10,000,000                  $ 9,935,250

Deutsche Bank Financial, Inc.

 11/12/98                                                     5.59                  83,000,000                    82,860,260

 11/13/98                                                     5.59                  75,000,000                    74,862,250

 11/16/98                                                     5.36                  65,000,000                    64,855,646

 11/19/98                                                     5.17                  10,000,000                    9,974,250

 12/23/98                                                     5.15                  20,000,000                    19,852,667

du Pont (E.I.) de Nemours & Co.

 11/5/98                                                      5.28                  15,000,000                    14,991,250

Enterprise Funding Corp.

 11/9/98                                                      5.23                  75,000,000                    74,913,000

 11/9/98                                                      5.24                  10,000,000                    9,988,378

 11/10/98                                                     5.53                  15,000,000                    14,979,450

 11/12/98                                                     5.42                  6,000,000                     5,990,100

 12/17/98                                                     5.24                  12,000,000                    11,920,267

 1/22/99                                                      5.32                  5,154,000                     5,092,367

Fleet Funding Corp.

 12/1/98                                                      5.23                  11,829,000                    11,777,741

General Electric Capital Corp.

 11/3/98                                                      5.43                  30,000,000                    29,991,000

 11/4/98                                                      5.43                  30,000,000                    29,986,500

 11/5/98                                                      5.43                  30,000,000                    29,982,000

 11/12/98                                                     5.59                  40,000,000                    39,932,656

 11/19/98                                                     5.63                  5,100,000                     5,085,924

 12/17/98                                                     5.49                  16,000,000                    15,889,396

 2/1/99                                                       5.62                  25,000,000                    24,650,528

 2/17/99                                                      5.60                  15,000,000                    14,754,750

 2/18/99                                                      5.04                  80,000,000                    78,801,000

General Electric Capital Services, Inc.

 11/3/98                                                      5.59                  35,000,000                    34,989,267

 11/23/98                                                     5.58                  30,000,000                    29,899,167

General Electric Co.

 2/10/99                                                      5.11                  40,000,000                    39,435,522

General Motors Acceptance Corp.

 11/6/98                                                      5.44                  50,000,000                    49,962,500

 11/12/98                                                     5.62                  25,000,000                    24,957,833

 11/18/98                                                     5.58                  25,000,000                    24,934,951

 1/26/99                                                      5.67                  25,000,000                    24,671,528

 1/28/99                                                      5.13                  40,000,000                    39,505,244

COMMERCIAL PAPER - CONTINUED

DUE                                                         ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
DATE                                                        TIME OF PURCHASE      AMOUNT                        (NOTE 1)

General Motors Acceptance Corp. - continued
 2/10/99                                                     5.16%                $ 50,000,000                  $ 49,287,389

Generale de Banque SA

 12/10/98                                                    5.50                  10,000,000                    9,941,283
 12/29/98                                                    5.14                  40,000,000                    39,671,978

 2/16/99                                                     5.61                  25,000,000                    24,595,035

 2/22/99                                                     5.50                  25,000,000                    24,579,389

Halifax PLC

 2/24/99                                                     5.55                  25,000,000                    24,568,750

Kitty Hawk Funding Corp.

 11/25/98                                                    5.27                  5,000,000                     4,982,500

 12/4/98                                                     5.23                  50,000,000                    49,761,667

Lloyds Bank PLC

 2/24/99                                                     5.55                  50,000,000                    49,137,500

Merrill Lynch & Co., Inc.

 11/30/98                                                    5.65                  15,000,000                    14,933,300

 11/30/98                                                    5.66                  65,000,000                    64,712,014

Morgan Stanley, Dean Witter & Co.

 11/12/98                                                    5.36 (b)              15,000,000                    15,000,000

 1/21/99                                                     5.22                  50,000,000                    49,420,625

National Rural Utility Coop. Finance Corp.

 12/14/98                                                    5.42                  24,405,000                    24,249,045

NationsBank Corp.

 11/16/98                                                    5.60                  10,000,000                    9,977,042

Nationwide Building Society

 12/10/98                                                    5.42                  10,000,000                    9,942,042

Preferred Receivables Funding Corp.

 11/2/98                                                     5.54                  5,000,000                     4,999,236

 11/17/98                                                    5.32                  10,000,000                    9,976,533

 12/10/98                                                    5.21                  25,000,000                    24,859,979

 12/17/98                                                    5.21                  8,055,000                     8,001,788

Salomon Smith Barney Holdings, Inc.

 12/2/98                                                     5.52                  20,000,000                    19,906,139

Societe Generale North America, Inc.

 11/5/98                                                     5.29                  29,000,000                    28,983,035

Southern Co.

 11/24/98                                                    5.52                  20,000,000                    19,930,106

Three Rivers Funding Corp.

 11/16/98                                                    5.48                  7,000,000                     6,984,104

 11/18/98                                                    5.43                  5,940,000                     5,924,853

COMMERCIAL PAPER - CONTINUED

DUE                                                         ANNUALIZED YIELD AT   PRINCIPAL                     VALUE
DATE                                                        TIME OF PURCHASE      AMOUNT                        (NOTE 1)

Triple A One Funding Corp.

 11/10/98                                                    5.25%                $ 43,487,000                  $ 43,430,032

 11/19/98                                                    5.24                  10,131,000                    10,104,558

 11/23/98                                                    5.45                  7,590,000                     7,564,860

 12/2/98                                                     5.25                  4,860,000                     4,838,154

 12/3/98                                                     5.25                  2,000,000                     1,990,720

UBS Finance (Delaware), Inc.

 12/15/98                                                    5.29                  60,000,000                    59,615,733

 12/28/98                                                    5.13                  25,000,000                    24,798,877

 3/1/99                                                      5.05                  25,000,000                    24,586,750

TOTAL COMMERCIAL PAPER                                                                                        2,388,813,368


FEDERAL AGENCIES - 2.2%



FEDERAL HOME LOAN BANK - 2.2%

Agency Coupons - 2.2%

 3/11/99                                                      5.45                125,000,000                   125,047,932


BANK NOTES - 7.7%



Abbey National Treasury Services PLC

 11/17/98                                     5.54 (a)(b)           30,000,000                  29,979,335

CoreStates Bank NA, Philadelphia

 11/13/98                                     5.37 (b)              5,000,000                   5,000,000

First Union National Bank of North Carolina

 11/2/98                                      5.16 (b)              25,000,000                  24,998,701

 1/20/99                                      5.22 (b)              50,000,000                  50,000,000

 3/15/99                                      5.50                  20,000,000                  20,000,000

Fleet National Bank, Providence

 2/4/99                                       5.22 (b)              22,000,000                  21,989,000

Key Bank NA

 11/2/98                                      5.13 (b)              10,000,000                  9,998,784

 11/23/98                                     5.10 (b)              20,000,000                  19,989,233

NationsBank NA

 2/22/99                                      5.05                  25,000,000                  25,000,000

 2/23/99                                      5.04                  50,000,000                  50,000,000

 3/17/99                                      5.30                  50,000,000                  50,000,000

 3/22/99                                      4.95                  25,000,000                  25,000,000

BANK NOTES - CONTINUED

DUE                                          ANNUALIZED YIELD AT   PRINCIPAL                   VALUE
DATE                                         TIME OF PURCHASE      AMOUNT                      (NOTE 1)

NationsBank NA - continued

 4/13/99                                      5.05%                $ 30,000,000                $ 30,000,000

 4/20/99                                      4.90                  25,000,000                  25,000,000

PNC Bank NA, Pittsburgh

 1/19/99                                      5.23 (b)              30,000,000                  29,996,262

 2/3/99                                       5.22 (b)              22,000,000                  21,996,755

TOTAL BANK NOTES                                                                  438,948,070



MASTER NOTES - 1.5%



Goldman Sachs Group L.P. (The)

 11/4/98                         5.27 (b)      5,000,000                 5,000,000

 12/8/98                         5.56 (b)(c)   80,000,000                80,000,000

TOTAL MASTER NOTES                                                       85,000,000



MEDIUM-TERM NOTES - 2.3%



Exxon Shipping Co.

 11/29/98                                     5.37 (b)   39,000,000                 39,000,000

General Electric Capital Corp.

 12/9/98                                      5.54 (b)   9,000,000                  9,000,000

Merrill Lynch & Co., Inc.

 12/4/98                                      5.53 (b)   20,000,000                 19,997,689

Morgan Guaranty Trust Co., NY

 11/30/98                                     5.17 (b)   30,000,000                 29,986,837

Morgan Stanley, Dean Witter, Discover & Co.

 11/2/98                                      5.26 (b)   25,000,000                 25,000,000

Norwest Corp.

 1/22/99                                      5.21 (b)   8,000,000                  8,000,000

TOTAL MEDIUM-TERM NOTES                                                           130,984,526



SHORT-TERM NOTES - 4.8%



New York Life Insurance Co.

 11/6/98                                5.29 (b)              25,000,000                  25,000,000

 11/6/98                                5.64 (b)              17,000,000                  17,000,000

Peoples Security Life Insurance Co.

 11/2/98                                5.48 (b)(c)           18,000,000                  18,000,000

SHORT-TERM NOTES - CONTINUED

DUE                                    ANNUALIZED YIELD AT   PRINCIPAL                   VALUE
DATE                                   TIME OF PURCHASE      AMOUNT                      (NOTE 1)

SMM Trust (1997-P)

 11/16/98                               5.41% (a)(b)         $ 27,000,000                $ 27,000,000

SMM Trust (1997-X)

 11/12/98                               5.41 (a)(b)           75,000,000                  75,000,000

SMM Trust (1998-I)

 11/30/98                               5.22 (a)(b)           12,000,000                  12,000,000

Strategic Money Market Trust (1997-A)

 12/16/98                               5.50 (a)(b)           94,000,000                  94,000,000

Strategic Money Market Trust (1998-B)

 11/5/98                                5.38 (a)(b)           8,000,000                   8,000,000

TOTAL SHORT-TERM NOTES                                                                  276,000,000



TIME DEPOSITS - 2.6%



Bayerische Hypo und Vereinsbank AG

 11/2/98                             5.75   25,000,000                  25,000,000

Deutsche Bank AG

 11/2/98                             5.69   123,000,000                 123,000,000

TOTAL TIME DEPOSITS                                                     148,000,000



REPURCHASE AGREEMENTS - 1.0%

                                                                  MATURITY
                                                                  AMOUNT

In a joint trading account (Note 2) (U.S. Treasury Obligations)   $ 60,688,278        60,661,000
dated 10/30/98 due 11/2/98 At 5.4%


TOTAL INVESTMENTS - 100%                                                         $ 5,722,899,145

Total Cost for Income Tax Purposes                                               $ 5,722,899,145


LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $245,979,335 or 4.4% of net assets.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
SECURITY                                   ACQUISITION DATE  COST

Goldman Sachs Group L.P. (The) 5.56%       3/10/98           $ 80,000,000
12/8/98

Peoples Security Life Insurance Co. 5.48%  7/31/98            18,000,000

INCOME TAX INFORMATION
At October 31, 1998, the fund had a capital loss carryforward of approximately $737,000 of which $103,000, $584,000, $48,000, and
$2,000 will expire on October 31, 2001, 2002, 2003 and 2005, respectively.
A total of 0.37% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited).
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.

PRIME FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                        OCTOBER 31, 1998

ASSETS

Investment in securities, at value (including repurchase                 $ 5,722,899,145
agreements of $60,661,000) -
See accompanying schedule

Cash                                                                      229

Receivable for fund shares sold                                           88,081,931

Interest receivable                                                       27,770,081

 TOTAL ASSETS                                                             5,838,751,386

LIABILITIES

Payable for investments purchased                          $ 53,985,755

Payable for fund shares redeemed                            126,463,641

Distributions payable                                       1,240,003

Accrued management fee                                      712,576

Distribution fees payable                                   1,678,470

Other payables and accrued expenses                         1,564,075

 TOTAL LIABILITIES                                                        185,644,520

NET ASSETS                                                               $ 5,653,106,866

Net Assets consist of:

Paid in capital                                                          $ 5,653,843,783

Accumulated net realized gain (loss) on investments                       (736,917)



NET ASSETS                                                       $ 5,653,106,866

DAILY MONEY CLASS:                                                $1.00
NET ASSET VALUE, offering price and redemption price per
share ($3,396,651,670 (divided by) 3,397,087,118 shares)

CAPITAL RESERVES CLASS:                                           $1.00
NET ASSET VALUE, offering price and redemption price per
share ($2,256,455,196 (divided by) 2,256,744,471 shares)



STATEMENT OF OPERATIONS
                                                       YEAR ENDED OCTOBER 31, 1998

INTEREST INCOME                                                      $ 285,003,107

EXPENSES

Management fee                                         $ 12,530,658

Transfer agent fees                                     11,326,984

Distribution fees                                       17,571,089

Accounting fees and expenses                            430,180

Non-interested trustees' compensation                   23,399

Custodian fees and expenses                             91,179

Registration fees                                       1,002,504

Audit                                                   53,526

Legal                                                   23,530

Miscellaneous                                           16,652

 Total expenses before reductions                       43,069,701

 Expense reductions                                     (5,449,252)   37,620,449

NET INTEREST INCOME                                                   247,382,658

NET REALIZED GAIN (LOSS) ON INVESTMENTS                               54,807

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 247,437,465



STATEMENT OF CHANGES IN NET ASSETS
                                                             YEAR ENDED       YEAR ENDED
                                                             OCTOBER 31,      OCTOBER 31,
                                                             1998             1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                   $ 247,382,658    $ 125,407,369
Net interest income

 Net realized gain (loss)                                     54,807           (1,985)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING              247,437,465      125,405,384
FROM OPERATIONS

Distributions to shareholders from net interest income        (247,382,658)    (125,407,369)

Share transactions - net increase (decrease)                  1,202,246,692    63,675,775

Net asset value of Capital Reserves Class shares issued in    -                1,723,722,384
exchange for the net assets of Capital Reserves:
Money Market Portfolio

TOTAL SHARE TRANSACTIONS                                      1,202,246,692    1,787,398,159

  TOTAL INCREASE (DECREASE) IN NET ASSETS                     1,202,301,499    1,787,396,174

NET ASSETS

 Beginning of period                                          4,450,805,367    2,663,409,193

 End of period                                               $ 5,653,106,866  $ 4,450,805,367




FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS
                              YEARS ENDED       THREE MONTHS      YEARS ENDED
                              OCTOBER 31,       ENDED               JULY 31,
                                                OCTOBER 31,

                              1998     1997     1996        1996     1995     1994
SELECTED PER-SHARE DATA

Net asset value,              $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000  $ 1.000
beginning of
period

Income from
Investment
Operations

 Net interest                  .050     .050     .012        .050     .050     .029
income

Less Distributions

 From net                      (.050)   (.050)   (.012)      (.050)   (.050)   (.029)
interest income

Net asset value,              $ 1.000  $ 1.000  $ 1.000     $ 1.000  $ 1.000  $ 1.000
end of period

TOTAL RETURN B, C              5.15%    5.06%    1.22%       5.13%    5.16%    2.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end               $ 3,397  $ 2,687  $ 2,663     $ 2,581  $ 2,139  $ 1,525
of period
 (in millions)

Ratio of expenses              .65% D   .65% D   .65% A, D   .65% D   .65% D   .65% D
to average net
assets

Ratio of net                   5.03%    4.95%    4.85% A     5.00%    5.11%    2.96%
interest income
to average net
assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS
                                                     YEARS ENDED
                                                     OCTOBER 31,

                                                     1998         1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                 $ 1.000      $ 1.000000

Income from Investment Operations

 Net interest income                                  .048         .000131

Less Distributions

 From net interest income                             (.048)       (.000131)

Net asset value, end of period                       $ 1.000      $ 1.000000

TOTAL RETURN B, C                                     4.89%        .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $ 2,256      $ 1,764

Ratio of expenses to average net assets               .90% D       .90% A, D

Ratio of net interest income to average net assets    4.79%        4.78% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES).

TAX-EXEMPT FUND

INVESTMENTS OCTOBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

ALABAMA - 0.4%

Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr.               $ 2,800,000                 $ 2,800,000
Proj.) Series 1997, 3.2%, LOC Amsouth Bank, Birmingham,
VRDN (a)

ALASKA - 0.3%

Valdez Marine Term. Rev. Rfdg. Bonds (Atlantic Richfield Co.)            1,800,000                   1,800,000
Series 1994 A, 3.25% 3/12/99, CP mode

ARIZONA - 2.4%

Arizona Trans. Board Hwy. Rev. Bonds Series A, 5.9% 7/1/99               1,000,000                   1,016,280

Maricopa County Poll. Cont. Rev. Bonds (Southern California              1,000,000                   1,000,000
Edison Co.) Series 1985 E, 3.35% 2/2/99, CP mode

Pima County Ind. Dev. Auth. Multi-family Rev. (La Cholla Apt.            2,000,000                   2,000,000
Proj.) Series 1996, 3.15%, LOC Chase Bank of Texas NA,
VRDN (a)

Pinal County Ind. Dev. Hosp. Rev. (Casa Grande Med. Ctr.                 7,000,000                   7,000,000
Proj.) Series 1995, 3.3%, LOC Chase Manhattan Bank,
VRDN (a)

Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.:

Series 1997, 3.45% 2/10/99, CP                                           4,400,000                   4,400,000

3.4% 12/7/98, CP                                                         1,400,000                   1,400,000

                                                                                                     16,816,280

ARKANSAS - 0.6%

Arkansas Univ. Rev. (UAMS Campus) Series 1998, 3.2%                      3,900,000                   3,900,000
(MBIA Insured), (BPA CS First Boston, Inc.), VRDN (a)

CALIFORNIA - 1.6%

Long Beach Gen. Oblig. TRAN Series 89-99, 4% 10/5/99                     2,000,000                   2,015,080

Los Angeles Reg'l. Arpts. Impt. Corp. Lease Rev. (Los Angeles            3,100,000                   3,100,000
Int'l. Air France) 3.3%, LOC Societe Generale, France,
VRDN (a)

Riverside County Gen. Oblig. TRAN 4.5% 9/30/99                           6,000,000                   6,083,569

                                                                                                     11,198,649

COLORADO - 1.0%

Colorado Hsg. Fin. Auth. Multi-family Rev. (Saint Moritz Proj.)          5,000,000                   5,000,000
3.15% (Fannie Mae Guaranteed), VRDN (a)

Colorado Springs Util. Sys. Rev. Participating VRDN Series               1,000,000                   1,000,000
SGB 28, 3.31% (Liquidity Facility Societe Generale,
France) (a)(c)

Larimer County Poudre School Dist. # R 1 TAN 3.3% 6/30/99                1,200,000                   1,200,076

                                                                                                     7,200,076

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

DELAWARE - 0.5%

Delaware Econ. Dev. Auth. Multi-family Rev. (Schoolhouse Trust          $ 850,000                   $ 850,000
Prog.) 3.3%, LOC Marine Midland Bank NA, VRDN (a)

Delaware Econ. Dev. Auth. Rev.:

(Peninsula United Methodist Homes, Inc.) Series 1992 B,                  1,450,000                   1,450,000
3.15%, LOC PNC Bank NA, VRDN (a)

(Peninsula United Methodist Homes, Inc.) Series 1997 B,                  860,000                     860,000
3.15%, LOC PNC Bank NA, VRDN (a)

                                                                                                     3,160,000

DISTRICT OF COLUMBIA - 1.7%

District of Columbia Rev. (American Assoc. Med. College)                 3,575,000                   3,575,000
3.2% (AMBAC Insured), VRDN (a)

District of Columbia Wtr. & Swr. Auth.:

Participating VRDN Series 985201, 3.26% (Liquidity Facility              6,600,000                   6,600,000
Citibank, New York NA) (a)(c)

Participating VRDN Series 1998 29, 3.31% (Liquidity Facility             1,000,000                   1,000,000
Morgan Stanley, Dean Witter & Co.) (a)(c)

                                                                                                     11,175,000

FLORIDA - 12.5%

Dade County Spl. Rev. (Young Fair & Exposition Proj.) 3.15%,             2,570,000                   2,570,000
LOC SunTrust Bank, Miami NA, VRDN (a)

Eustis Multi-Purp. Rev. Series 1997 A, 3.15%, LOC SunTrust               1,300,000                   1,300,000
Bank, Central FL NA, VRDN (a)

Florida Board of Ed. Lottery Rev. Bonds Series B,                        2,390,000                   2,407,474
4.5% 7/1/99 (FGIC Insured)

Florida Cap. Projs. Fin. Auth. Rev.:

(Cap. Proj. Ln. Prog.) Series 1997 A, 3.1% (FSA Insured),                8,400,000                   8,400,000
(BPA CS First Boston, Inc.), VRDN (a)

(Florida Hosp. Assoc. Cap. Proj.) Series 1998 A, 3.25%                   5,100,000                   5,100,000
(FSA Insured), VRDN (a)

Florida Division Board Fin. Dept. Gen. Svcs. Rev. Participating          2,000,000                   2,000,000
VRDN Series RI A18, 3.4% (Liquidity Facility Nat'l.
Westminster Bank PLC) (a)(c)

Florida Local Govt. Fin. Commission Auth. Rev.:

Series A, 3.65% 11/5/98, LOC First Union Nat'l. Bank of                  4,633,000                   4,633,000
North Carolina, CP

3.4% 2/9/99, LOC First Union Nat'l. Bank of North                        3,698,000                   3,698,000
Carolina, CP

Gulf Breeze Rev. Series 1995 A, 3.2%, LOC Barnett Bank NA,               3,200,000                   3,200,000
VRDN (a)

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

FLORIDA - CONTINUED

Highlands County Health Facilities Auth. Rev. (Adventist Health         $ 4,000,000                 $ 4,000,000
Sys. Sunbelt Proj.) 3.15% (MBIA Insured), (BPA First Nat'l.
Bank of Chicago), VRDN (a)

Indian River County Hosp. Dist. Hosp. Rev. Bonds Series 1988,            2,200,000                   2,200,000
3.15% 3/11/99, LOC Kredietbank NV, CP mode

Jacksonville Health Facilities Auth. Hosp. Rev. Participating            2,875,000                   2,875,000
VRDN Series 1996 M, 3.28% (Liquidity Facility Caisse des
Depots et Consignations) (a)(c)

Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee                1,100,000                   1,100,000
Memorial Hosp. Proj.) Series 1997 B, 3.25% 2/12/99
(Liquidity Facility SunTrust Bank, Central FL NA), CP mode

Mount Dora Health Facilities Auth. Health Facilities Rev.                4,000,000                   4,000,000
(Waterman Village Proj.) Series 1996 A, 3.125%, LOC
Barnett Bank NA, VRDN (a)

Orange County School Dist. TAN 3.1% 9/15/99                              4,200,000                   4,206,740

Orlando Util. Commission Wtr. & Elec. Rev. Bonds Sub-Series C,           1,000,000                   1,053,845
7% 10/1/23 (Pre-Refunded to 10/1/99 @102) (b)

Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton             2,000,000                   2,000,000
Arms of Magnolia Valley) Series 1985, 3.225%, LOC First
Union Nat'l. Bank of North Carolina, VRDN (a)

Pensacola Rev. (Harborview Corp. Proj.) 3.2%, LOC Amsouth                2,805,000                   2,805,000
Bank, Birmingham, VRDN (a)

Sarasota County Pub. Hosp. Dist. Hosp. Rev. Bonds (Sarasota
Memorial Hosp.):

Series 1993 A, 3.65% 12/10/98, CP mode                                   3,900,000                   3,900,000

Series 1996 A:

3.3% 3/12/99, CP mode                                                    1,000,000                   1,000,000

3.35% 2/26/99, CP mode                                                   1,300,000                   1,300,000

Sunrise Util. Sys. Rev. Participating VRDN Series SGB 16,                1,800,000                   1,800,000
3.31% (Liquidity Facility Societe Generale, France) (a)(c)

Sunshine Govt. Fing. Commission Rev.:

Bonds Series 1986, 3.35% 2/24/99 (AMBAC Insured),                        3,000,000                   3,000,000
CP mode

Series 1994 A:

3.25% 3/12/99 (Liquidity Facility Bank of Nova Scotia), CP               13,978,000                  13,978,000

3.35% 2/19/99 (Liquidity Facility Bank of Nova Scotia), CP               1,000,000                   1,000,000

3.4% 12/7/98 (Liquidity Facility Bank of Nova Scotia), CP                3,295,000                   3,295,000

                                                                                                     86,822,059

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

GEORGIA - 5.2%

Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co.)            $ 5,700,000                 $ 5,700,000
Series 1998, 3.7%, VRDN (a)

Brooks County Dev. Auth. Rev. (Presbyterian Home, Inc. Proj.)            2,400,000                   2,400,000
3.15%, LOC SunTrust Bank of Atlanta, VRDN (a)

Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Champions               5,670,000                   5,670,000
Green Apts. Proj.) Series 1994 B, 3.3%, LOC South Trust
Bank, Alabama NA, VRDN (a)

Georgia Muni. Elec. Auth.:

Bonds (Gen. Resolution Proj.):

Series 1985 A:

3.1% 3/11/99, LOC Morgan Guaranty Trust Co., NY,                         1,000,000                   1,000,000
CP mode

3.35% 2/23/99, LOC Morgan Guaranty Trust Co., NY,                        1,000,000                   1,000,000
CP mode

Series 1985 B:

3.35% 2/23/99, LOC Morgan Guaranty Trust Co., NY,                        3,100,000                   3,100,000
CP mode

3.45% 2/17/99, LOC Morgan Guaranty Trust Co., NY,                        1,865,000                   1,865,000
CP mode

Series B, 3.2% 12/9/98, LOC Morgan Guaranty Trust Co.,                   2,655,000                   2,655,000
NY, LOC Bayerische Landesbank Girozentrale, CP

Marietta Hsg. Auth. Multi-family Hsg. Rev. Rfdg. (Wood Pointe            2,900,000                   2,900,000
Apts.) Series 1993, 3.2%, LOC First Union Nat'l. Bank of
North Carolina, VRDN (a)

Metropolitan Atlanta Rapid Transit Sales Tax Rev. Participating          5,125,000                   5,125,000
VRDN 3.35% (Liquidity Facility Merrill Lynch & Co.) (a)(c)

Richmond County Board of Ed. Participating VRDN Series                   3,600,000                   3,600,000
1997 C, Class A, 3.28% (Liquidity Facility Caisse des Depots
et Consignations) (a)(c)

Savannah Econ. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns,              1,400,000                   1,400,000
Inc. Proj.) Series 1991, 3.2%, LOC NationsBank NA,
VRDN (a)

                                                                                                     36,415,000

IDAHO - 0.2%

Caribou County Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.)               1,500,000                   1,500,000
Series 1990, 3.2%, VRDN (a)

ILLINOIS - 9.5%

Chicago Board of Ed. Participating VRDN:

Series 1996 BB, 3.26% (Liquidity Facility Bank of America                3,400,000                   3,400,000
Nat'l. Trust & Savings Assoc.) (a)(c)

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

ILLINOIS - CONTINUED

Chicago Board of Ed. Participating VRDN: - continued

Series FR/RI 98 39, 3.4% (Liquidity Facility Commerzbank                $ 1,900,000                 $ 1,900,000
AG) (a)(c)

Chicago Gen. Oblig. Participating VRDN Series PT 1031,                   7,920,000                   7,920,000
3.35% (Liquidity Facility Merrill Lynch & Co.) (a)(c)

Chicago Sales Tax Rev. Participating VRDN Series RI 24, 3.4%             4,900,000                   4,900,000
(Liquidity Facility Bank of New York NA) (a)(c)

Chicago Tax Increment Allocation Rev. (Stockyards Southeast              2,800,000                   2,800,000
Quad) Series 1996 B, 3.25%, LOC Northern Trust Co.,
Chicago, VRDN (a)

Chicago Wtr. Rev. Participating VRDN:

Series 1997 V, 3.25% (Liquidity Facility First Union Nat'l.              1,800,000                   1,800,000
Bank of North Carolina) (a)(c)

Series PT 129, 3.28% (Liquidity Facility Merrill Lynch &                 1,905,000                   1,905,000
Co.) (a)(c)

Illinois Edl. Facilities Auth. Rev. (Art Institute of Chicago) Series    1,400,000                   1,400,000
1996, 3.15% (Liquidity Facility Bank of America Nat'l. Trust
& Savings Assoc.), VRDN (a)

Illinois Health Facilities Auth. Rev.:

(Little Co. of Mary Hosp.) Series 1997 B, 3.15% (MBIA                    20,600,000                  20,599,999
Insured), VRDN (a)

Participating VRDN Series PT 113, 3.28% (Liquidity Facility              3,350,000                   3,350,000
RaboBank Nederland Coop. Central) (a)(c)

Rfdg. (Franciscan Eldercare Cmnty. Svc.) Series 1996 C,                  1,200,000                   1,200,000
3.2%, LOC LaSalle Nat'l. Bank, Chicago, VRDN (a)

Series 1998, 3.7% (MBIA Insured), VRDN (a)                               1,000,000                   1,000,000

Illinois Hsg. Dev. Auth. Homeowner Mtg. Rev. Bonds Series                1,475,000                   1,475,000
1998 F1, 3.4%, tender 10/7/99

Illinois Reg'l. Trans. Auth. Participating VRDN:

Series SGB 10, 3.31% (Liquidity Facility Societe Generale,               1,645,000                   1,645,000
France) (a)(c)

Series SGB 19, 3.31% (Liquidity Facility Societe Generale,               1,000,000                   1,000,000
France) (a)(c)

Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle)          3,500,000                   3,500,000
Series 1996, 3.2% (Fannie Mae Guaranteed), VRDN (a)

Lombard Ind. Proj. Rev. Rfdg. (B&H Partnership Proj.) Series             3,375,000                   3,375,000
1995, 3.45%, LOC Comerica Bank, Detroit, VRDN (a)

Schaumberg Ind. Dev. Rev. Rfdg. (La Quinta Motor Inns, Inc.              1,520,000                   1,520,000
Proj.) Series 1991, 3.2%, LOC NationsBank NA, VRDN (a)

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

ILLINOIS - CONTINUED

Springfield Cmnty. Impt. Rev. (Kent Family, Inc. Proj.) 3.15%,          $ 550,000                   $ 550,000
LOC PNC Bank NA, VRDN (a)

Winnebago County Rev. (Mill Proj.) Series 1996, 3.15%, LOC               810,000                     810,000
Bank One, Illinois NA, VRDN (a)

                                                                                                     66,049,999

INDIANA - 2.4%

Fort Wayne Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 3.35%,             6,700,000                   6,700,000
VRDN (a)

Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.)               6,150,000                   6,150,000
Series 1997, 3.15%, LOC Bank One, Indiana NA, VRDN (a)

Sullivan Poll. Cont. Rev. Bonds:

Series 85 L3, 3.25% 3/12/99 (Nat'l. Rural Util. Coop. Fin.               1,000,000                   1,000,000
Corp. Guaranteed), CP mode

Series 85 L4, 3.65% 11/13/98 (Nat'l. Rural Util. Coop. Fin.              1,790,000                   1,790,000
Corp. Guaranteed), CP mode

Series 85 L5, 3.25% 3/12/99 (Nat'l. Rural Util. Coop. Fin.               1,000,000                   1,000,000
Corp. Guaranteed), CP mode

                                                                                                     16,640,000

IOWA - 0.3%

Iowa Fin. Auth. Rev. (Wheaton Franciscan Svcs.) Series 1998              2,000,000                   2,000,000
B, 3.2% (MBIA Insured), VRDN (a)

KANSAS - 0.4%

La Cygne Envir. Impt. Rev. Rfdg. (Kansas City Pwr. & Lt.)                2,500,000                   2,500,000
Series 1994, 3.3%, VRDN (a)

KENTUCKY - 3.4%

Georgetown Edl. Institution Impt. Rev. (Georgetown College               1,315,000                   1,315,000
Proj.) Series 1992, 3.15%, LOC PNC Bank NA, VRDN (a)

Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec.          3,000,000                   3,000,000
Co. Proj.) Series 1996 A, 3.35% 3/1/99, CP mode

Kentucky Asset/Liability Commission Gen. Fund TRAN                       2,700,000                   2,711,429
Series B, 4% 6/25/99

Kentucky Econ. Dev. Auth. Hosp. Facilities Rev. (Health                  1,000,000                   1,000,000
Alliance of Cincinnati) Series 1997 C, 3.2% (MBIA Insured),
VRDN (a)

Kentucky Econ. Dev. Fin. Auth. Rev. Participating VRDN Series            1,800,000                   1,800,000
PT 1103, 3.35% (Liquidity Facility Merrill Lynch & Co.) (a)(c)

Louisville & Jefferson County Visitors & Convention                      2,840,000                   2,840,000
Commission Dedicated Tax Rev. Participating VRDN Series
PT 69, 3.28% (Liquidity Facility Merrill Lynch & Co.) (a)(c)

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

KENTUCKY - CONTINUED

Middletown Rev. (Christian Academy Proj.) Series 1997,                  $ 5,500,000                 $ 5,500,000
3.15%, LOC Bank One, Kentucky NA, VRDN (a)

Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec.
Co. Proj.) Series 1992 A:

3.15% 3/9/99, CP mode                                                    1,565,000                   1,565,000

3.35% 3/1/99, CP mode                                                    4,000,000                   4,000,000

                                                                                                     23,731,429

LOUISIANA - 2.1%

Calcasieu Ind. Dev. Board Poll. Cont. Rev. Rfdg. (PPG                    4,450,000                   4,450,000
Industries) Series 1992, 3.2%, VRDN (a)

Louisiana Pub. Facilities Auth. Rev. Bonds (Sisters Charity              1,000,000                   1,000,000
Incarnate Word) Series 1997 D, 3.15% (BPA Toronto
Dominion Bank), CP mode

Saint James Parish Poll. Cont. Rev. Rfdg. Bonds (Texaco Proj.)           5,500,000                   5,500,000
Series 1988 B, 3.2% 11/24/98, CP mode

West Baton Rouge Parish Ind. Dist. #3 Rev.:

(Dow Chemical Co. Proj.) Series 1994 B, 3.75%, VRDN (a)                  2,600,000                   2,600,000

Rfdg. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.6%                   1,000,000                   1,000,000
11/2/98, CP mode

                                                                                                     14,550,000

MARYLAND - 0.8%

Baltimore County Econ. Dev. Rev. Rfdg. (Blue Circle, Inc. Proj.)         400,000                     400,000
Series 1992, 3.15%, LOC Den Danske Bank Group AS,
VRDN (a)

Maryland Cmnty. Dev. Administration Hsg. Dept. & Cmnty.                  1,800,000                   1,800,000
Dev. Participating VRDN Series 1997 P, 3.28% (Liquidity
Facility Caisse des Depots et Consignations) (a)(c)

Montgomery County Hsg. Opportunity Commission Single                     3,315,000                   3,315,000
Family Mtg. Rev. Participating VRDN 3.3% (Liquidity Facility
Merrill Lynch & Co.) (a)(c)

                                                                                                     5,515,000

MASSACHUSETTS - 2.8%

Hingham Gen. Oblig. BAN 3.75% 9/30/99                                    2,000,000                   2,007,591

Massachusetts Bay Trans. Auth. RAN Series 1998 B, 4.25%                  15,000,000                  15,111,921
9/3/99

Massachusetts Tpk. Auth. Western Tpk. Rev. Participating                 2,100,000                   2,100,000
VRDN Series 1997 N, 3.29% (Liquidity Facility Bank of
America Nat'l. Trust & Savings Assoc.) (a)(c)

                                                                                                     19,219,512

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

MICHIGAN - 0.1%

Michigan Strategic Fund Ind. Dev. Rev. (Michigan Sugar                  $ 1,000,000                 $ 1,000,000
Co.-Croswell Proj.) Series 1985, 3.15%, LOC SunTrust Bank
of Atlanta, VRDN (a)

MINNESOTA - 0.9%

Bloomington Port Auth. Spl. Tax Rev. Rfdg. (Mall of America              1,200,000                   1,200,000
Proj.) Series 1996 B, 3.2% (FSA Insured), VRDN (a)

Minnesota Hsg. Fin. Agcy. Participating VRDN Series PT 114,              1,900,000                   1,900,000
3.28% (Liquidity Facility RaboBank Nederland Coop.
Central) (a)(c)

Minnetonka Multi-family Hsg. Rev. Rfdg. (Cliffs at Ridgedale             1,300,000                   1,300,000
Proj.) Series 1995, 3.2% (Fannie Mae Guaranteed),
VRDN (a)

Red Wing Poll. Cont. Rev. (Northern States Pwr. Co.) 3.3%,               2,000,000                   2,000,000
VRDN (a)

                                                                                                     6,400,000

MISSISSIPPI - 0.4%

Jackson County Port Facilities Rev. Rfdg. (Chevron U.S.A., Inc.)         2,500,000                   2,500,000
Series 1993, 3.7%, VRDN (a)

MISSOURI - 1.0%

Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. Rfdg.                 1,100,000                   1,100,000
(Sleepy Hollow Apts.) Series 1996, 3.2% (Fannie Mae
Guaranteed), VRDN (a)

Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Senior            5,800,000                   5,800,000
Svcs.) Series 1996 B, 3.2%, LOC LaSalle Nat'l. Bank,
Chicago, VRDN (a)

                                                                                                     6,900,000

NEBRASKA - 1.1%

Nebraska Pub. Pwr. Dist. Rev. Series A:

3.4% 2/5/99, CP                                                          1,575,000                   1,575,000

3.45% 12/8/98, CP                                                        6,200,000                   6,200,000

                                                                                                     7,775,000

NEVADA - 1.8%

Clark County Rev. Participating VRDN Series SG 18, 3.31%                 10,000,000                  10,000,000
(Liquidity Facility Societe Generale, France) (a)(c)

Las Vegas Valley Wtr. Dist. Series 1998 A, 3.4% 3/10/99,                 2,400,000                   2,400,000
LOC Union Bank of Switzerland, LOC Westdeutsche
Landesbank Girozentrale, CP

                                                                                                     12,400,000

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

NEW JERSEY - 0.9%

New Jersey Gen. Oblig.:

3.3% 11/9/98 (Liquidity Facility Bank of Nova Scotia),                  $ 3,500,000                 $ 3,500,000
(Liquidity Facility Commerzbank AG), CP

3.3% 11/16/98 (Liquidity Facility Bank of Nova Scotia),                  2,700,000                   2,700,000
(Liquidity Facility Commerzbank AG), CP

                                                                                                     6,200,000

NEW MEXICO - 1.4%

Bernalillo County Gross Receipt Tax Rev. Participating VRDN              1,600,000                   1,600,000
Series SGB 22, 3.31% (Liquidity Facility Societe Generale,
France) (a)(c)

Farmington Poll. Cont. Rev. Participating VRDN Series PT 133,            8,295,000                   8,295,000
3.35% (Liquidity Facility CS First Boston, Inc.) (a)(c)

                                                                                                     9,895,000

NEW YORK - 5.1%

Long Island Pwr. Auth. Elec. Sys. Gen. Rev. Participating
VRDN:

Series PA 420, 3.35%, (Liquidity Facility Merrill                        1,200,000                   1,200,000
Lynch & Co.) (a)(c)

Series PA 421, 3.35% (Liquidity Facility Merrill Lynch &                 1,200,000                   1,200,000
Co.) (a)(c)

New York City Gen. Oblig. Series 1994 E4, 3.7%, LOC State                1,500,000                   1,500,000
St Bank & Trust Co., VRDN (a)

New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Participating VRDN:

Series PT 1032, 3.35% (Liquidity Facility Merrill Lynch &                7,180,000                   7,180,000
Co.) (a)(c)

Series SGB 25, 3.31% (Liquidity Facility Societe Generale,               9,400,000                   9,400,000
France) (a)(c)

New York State Energy Research & Dev. Auth. Participating                10,300,000                  10,300,000
VRDN Series 943202, 3.26% (Liquidity Facility Citibank,
New York NA) (a)(c)

New York State Hsg. Fin. Agcy. Hsg. Proj. Mtg. Rev.                      2,745,000                   2,745,000
Participating VRDN Series PT 107, 3.6% (Liquidity Facility
Banco Santander SA) (a)(c)

New York State Local Gov't. Assistance Corp. Participating               1,000,000                   1,000,000
VRDN Series SG 99, 3.28% (Liquidity Facility Societe
Generale, France) (a)(c)

New York State Pwr. Auth. Rev. Series 1, 3% 3/10/99, CP                  1,200,000                   1,200,000

                                                                                                     35,725,000

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

OHIO - 2.4%

Clinton County Hosp. Rev. (Cap., Inc. Pooled Fing. Prog.)               $ 2,000,000                 $ 2,000,000
Series 1998, 3.25%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)

Columbus Gen. Oblig. Bonds 6.3% 9/15/99                                  2,125,000                   2,177,303

Harrison County Econ. Dev. Rev. Rfdg. (Carriage of                       1,665,000                   1,665,000
Cadiz Proj.) 3.18%, LOC Key Bank, NA, VRDN (a)

Ohio Higher Edl. Facilities Commission Rev. (Pooled Fing.                1,225,000                   1,225,000
Prog.) Series 1998, 3.15%, LOC Fifth Third Bank, Cincinnati,
VRDN (a)

Ohio Univ. Gen. Receipts 3%, VRDN (a)                                    6,050,000                   6,050,000

Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Rfdg. Bonds             1,000,000                   1,000,000
(Cleveland Elec. Proj.) Series 1988 A, 3.55% (FGIC Insured),
CP Mode

Wyoming Gen. Oblig. BAN 3.6% 3/25/99                                     2,603,000                   2,605,237

                                                                                                     16,722,540

PENNSYLVANIA - 4.2%

Berks County Ind. Dev. Auth. Rev. (Construction Fasteners Proj.)         530,000                     530,000
Series 1996 A, 3.25%, LOC First Union Nat'l. Bank of
North Carolina, VRDN (a)

Dauphin County Gen. Auth. Rev.:

(All-Health Pooled Fing. Prog.):

Series 1997 A, 3.25% (FSA Insured), VRDN (a)                             5,000,000                   5,000,000

Series 1997 B, 3.25% (FSA Insured), (BPA CS First                        5,000,000                   5,000,000
Boston, Inc.), VRDN (a)

(School Dist. Pooled Fing. Prog.) 3.2% (AMBAC Insured),                  7,600,000                   7,600,000
(BPA Commerzbank AG), VRDN (a)

North Lebanon Township Muni. Auth. (Grace Cmnty., Inc.                   1,945,000                   1,945,000
Proj.) Series 1992 B, 3.15%, LOC First Union Nat'l. Bank of
North Carolina, VRDN (a)

North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN               1,030,000                   1,030,000
Series SGA 30, 3.27% (Liquidity Facility Societe Generale,
France) (a)(c)

Pennsylvania Econ. Dev. Fing. Auth. Econ. Dev. Rev. (Lutheran            500,000                     500,000
Youth & Family Svcs.) Series 1993 A, 3.15%, LOC PNC
Bank NA, VRDN (a)

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

PENNSYLVANIA - CONTINUED

Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.                    $ 4,010,000                 $ 4,010,000
Participating VRDN Series PT 119A, 3.25% (Liquidity Facility
CS First Boston, Inc.) (a)(c)

Philadelphia Auth. Ind. Dev. Rev. Rfdg. (Paper Corp. of                  3,565,000                   3,565,000
America Proj.) 3.15%, LOC SunTrust Bank of Atlanta,
VRDN (a)

                                                                                                     29,180,000

SOUTH CAROLINA - 2.3%

South Carolina Edl. Facilities Auth. for Private Nonprofit               5,780,000                   5,780,000
Institutions Higher Learning Edl. Facilities Rev. (Claflin
College) Series 1997, 3.2%, LOC NationsBank NA,
VRDN (a)

South Carolina Hsg. Fin. & Hsg. Dev. Auth. Multi-family Rev.             9,415,000                   9,415,000
Rfdg. (Spartanburg-Oxford Proj.) Series 1990 D, 3.25%
(Continental Casualty Co. Guaranteed), VRDN (a)

South Carolina Pub. Svcs. Auth. Rev. (Santee Coop. Proj.)                1,000,000                   1,000,000
3.15% 3/8/99, CP

                                                                                                     16,195,000

TENNESSEE - 2.1%

Memphis Ctr. City Rev. Fin. Multi-family Hsg. Rev. (Arbors of            1,000,000                   1,000,000
Hbr. Town Proj.) Series 1990, 3.15% (Northwestern Mutual
Life Ins. Guaranteed), VRDN (a)

Memphis Gen. Impt. Participating VRDN Series SGB 23,                     1,200,000                   1,200,000
3.31% (Liquidity Facility Societe Generale, France) (a)(c)

Metropolitan Govt. Nashville & Davidson County Health & Edl.             7,330,000                   7,330,000
Facilities Board Rev. Rfdg. (McKendree Village, Inc. Proj.)
3.15%, LOC SunTrust Bank, Nashville NA, VRDN (a)

Sevier County Pub. Bldg. Auth. Rev. Series 2D3, 3.1%                     1,250,000                   1,250,000
(AMBAC Insured), VRDN (a)

Shelby County Pub. Impt. Rev.:

Participating VRDN Series SGB 21, 3.31% (Liquidity Facility              2,600,000                   2,600,000
Societe Generale, France) (a)(c)

3.6% 12/11/98, CP                                                        1,500,000                   1,499,955

                                                                                                     14,879,955

TEXAS - 14.9%

Austin Higher Ed. Auth., Inc. Univ. Rev. (Saint Edward's Univ.)          800,000                     800,000
Series 1995, 3.2%, LOC NationsBank NA, VRDN (a)

Austin Hsg. Fin. Corp. Multi-family Hsg. Rev. (Riverchase Proj.)         1,000,000                   1,000,000
Series 1985 A, 3.3%, LOC Household Fin. Corp., VRDN (a)

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

TEXAS - CONTINUED

Austin Independent School Dist. School Bldg. Variable Rate              $ 1,050,000                 $ 1,050,000
TRAN Series 1998, 3.088% 8/31/99 (a)(d)

Brazos Hbr. Ind. Dev. Dev. Corp. Poll. Cont. Rev. Bonds (Dow             1,300,000                   1,300,000
Chemical Co. Proj.) Series 1986, 3.4% 3/1/99, CP mode

Brazos River Hbr. Navigation Dist. Hbr. Rev. Bonds (Dow
Chemical Co. Proj.) Series 1991:

3.4% 12/1/98, CP mode                                                    4,000,000                   4,000,000

3.65% 11/10/98, CP mode                                                  2,000,000                   2,000,000

Brownsville Util. Sys. Rev. Series A, 3.6% 11/2/98, LOC                  1,500,000                   1,500,000
Toronto Dominion Bank, CP

Coastal Wtr. Auth. Wtr. Conveyance Sys. Rev. Participating               1,060,000                   1,060,000
VRDN Series 1997 J, Class A, 3.28% (Liquidity Facility
Caisse des Depots et Consignations) (a)(c)

Colorado River Muni. Wtr. Dist. Wtr. Rev. Participating VRDN             2,030,000                   2,030,000
Series PA 187, 3.35% (Liquidity Facility Merrill
Lynch & Co.) (a)(c)

Comal County Health Facilities Dev. Rev. (McKenna Memorial               2,200,000                   2,200,000
Health Sys.) 3.15%, LOC Chase Bank of Texas NA,
VRDN (a)

Dallas Area Rapid Transit Sales Tax Rev.:

Series A, 3.45% 3/25/99, LOC Westdeutsche Landesbank                     1,000,000                   1,000,000
Girozentrale, LOC Bayerische Landesbank
Girozentrale, CP

3.35% 2/2/99, LOC Westdeutsche Landesbank                                2,835,000                   2,835,000
Girozentrale, LOC Bayerische Landesbank
Girozentrale, CP

Dallas Civic Ctr. Convention Complex Rev. Participating VRDN             8,000,000                   8,000,000
Series PT 1059, 3.35% (Liquidity Facility Merrill
Lynch & Co.) (a)(c)

Denton Util. Sys. Rev. Rfdg. Participating VRDN Series SGA 32,           1,000,000                   1,000,000
3.27% (Liquidity Facility Societe Generale, France) (a)(c)

El Paso Ind. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns, Inc.           1,050,000                   1,050,000
Proj.) Series 1991, 3.2%, LOC NationsBank NA, VRDN (a)

Farmers Branch Ind. Dev. Corp. Rev. Rfdg. (PPG Ind., Inc.                1,300,000                   1,300,000
Proj.) Series 1992, 3.2%, VRDN (a)

Georgetown Health Facilities Dev. Corp. Rev. (Georgetown                 1,900,000                   1,900,000
Healthcare Sys. Proj.) Series 1997 B, 3.15%, LOC Chase
Bank of Texas NA, VRDN (a)

Greater East Texas Higher Ed. Auth. Student Ln. Rev. Rfdg.               1,000,000                   1,000,000
Bonds Series 1992 A, 3.55%, tender 9/1/99,
LOC Student Ln. Marketing Assoc.

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

TEXAS - CONTINUED

Harris County Gen. Oblig. Series A:

3.35% 12/8/98, CP                                                       $ 1,339,000                 $ 1,339,000

3.6% 11/2/98, CP                                                         1,904,000                   1,904,000

Harris County Ind. Dev. Corp. Ind. Dev. Rev. (Johann                     1,500,000                   1,500,000
Haltermann) Series 1996 A, 3.15%, LOC Chase Bank of
Texas NA, VRDN (a)

Houston Gen. Oblig. Series A, 3.2% 12/1/98, CP                           4,000,000                   4,000,000

Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (The Graduate              9,500,000                   9,500,000
Apts., Inc. Proj.) 3.15%, LOC Chase Bank of Texas NA,
VRDN (a)

Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series RI 32,           1,720,000                   1,720,000
3.4% (Liquidity Facility Bank of New York NA) (a)(c)

Hunt Memorial Hosp. Dist. Rev. Series 1998, 3.2%                         6,000,000                   6,000,000
(FSA Insured), VRDN (a)

North Central Health Facilities Dev. Corp. Hosp. Rev. Bonds              9,000,000                   9,000,000
(Dallas Methodist Hosp. Proj.) Series 1998, 3.4% (AMBAC
Insured), CP Mode

San Antonio Arpt. Sys. Rev. Bonds Participating VRDN Series              6,800,000                   6,800,000
96C4305, 3.26% (Liquidity Facility Citibank, New York
NA) (a)(c)

San Antonio Elec. & Gas Rev.:

Participating VRDN Series SG 105, 3.28% (Liquidity Facility              1,000,000                   1,000,000
Societe Generale, France) (a)(c)

Series A:

3.25% 12/17/98, CP                                                       5,000,000                   5,000,000

3.4% 1/12/99, CP                                                         1,100,000                   1,100,000

San Antonio Wtr. Rev. Bonds Participating VRDN Series                    1,000,000                   1,000,000
964306, Class A, 3.26% (Liquidity Facility Citibank, New
York NA) (a)(c)

San Antonio Wtr. Rev. Series 1995:

3% 3/8/99, CP                                                            1,000,000                   1,000,000

3.25% 3/12/99, CP                                                        2,500,000                   2,500,000

Spring Branch Independent School Dist. Rev. Participating                1,000,000                   1,000,000
VRDN Series PA 285, 3.35% (Liquidity Facility Merrill Lynch
& Co.) (a)(c)

Texarkana Ind. Dev. Corp. Ind. Dev. Rev. (La Quinta Motor                1,840,000                   1,840,000
Inns, Inc. Proj.) Series 1991, 3.2%, LOC NationsBank NA,
VRDN (a)

Texas Assoc. School Board Ctfs. of Prtn. TAN Series 1998 A,              1,900,000                   1,900,000
4% 8/31/99

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

TEXAS - CONTINUED

Texas Muni. Pwr. Agcy. Rev.:

3.15% 12/9/98, CP                                                       $ 4,000,000                 $ 4,000,000

3.35% 2/11/99, CP                                                        2,600,000                   2,600,000

Texas Small Bus. Ind. Dev. Corp. Ind. Dev. Rev. (Texas Pub.              2,345,000                   2,345,000
Facilities Cap. Access Prog.) 3.2%, LOC KBC Bank, NV, LOC
Nat'l. Westminster Bank PLC, VRDN (a)

Univ. of Texas Rev. Series A, 3.35% 3/1/99, CP                           1,627,000                   1,627,000

                                                                                                     103,700,000

UTAH - 4.6%

Intermountain Pwr. Agcy. Pwr. Supply Rev.:

Bonds:

Series 1998 F, 3.35% 2/5/99, LOC Bank of America                         3,200,000                   3,200,000
Nat'l. Trust & Savings Assoc., CP mode

Series F, 3.35% 2/5/99 (AMBAC Insured), CP mode                          1,000,000                   1,000,000

Rfdg. Bonds Series E, 3.35% 2/11/99, LOC Bank of                         3,700,000                   3,700,000
America Nat'l. Trust & Savings Assoc., CP mode

Series 1997 B1:

3.35% 2/5/99, CP                                                         2,300,000                   2,300,000

3.35% 3/5/99, CP                                                         1,000,000                   1,000,000

Series 1997 B2:

3.15% 12/8/98, CP                                                        8,500,000                   8,500,000

3.15% 12/9/98, CP                                                        2,700,000                   2,700,000

3.6% 11/12/98, CP                                                        1,000,000                   1,000,000

Timpanogos Spl. Svcs. Dist. Swr. Rev. Participating VRDN                 6,150,000                   6,150,000
Series SG 83, 3.28% (Liquidity Facility Societe Generale,
France) (a)(c)

Utah Gen. Oblig. Hwy. Series 1998 B, 3.4% 12/9/98, CP                    2,400,000                   2,400,000

                                                                                                     31,950,000

VERMONT - 0.2%

Vermont Edl. & Health Bldg. Fin. Bonds (Middlebury College               1,500,000                   1,500,000
Proj.) Series 1988 A, 3.1%, tender 11/1/99

VIRGINIA - 3.3%

Alexandria Redev. & Hsg. Auth. Residential Care Facilities 1st           2,750,000                   2,750,000
Mtg. Rev. (Goodwyn House) Series 1996 B, 3.7%, LOC First
Union Nat'l. Bank of North Carolina, VRDN (a)

Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia              1,000,000                   1,000,000
Elec. Pwr. Co. Proj.) 3.65% 1/15/99, CP mode

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

VIRGINIA - CONTINUED

Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.):

Series 1987 A:

3.4% 2/18/99, CP mode                                                   $ 3,600,000                 $ 3,600,000

3.65% 11/12/98, CP mode                                                  1,000,000                   1,000,000

Series 1987 B:

3.1% 2/19/99, CP mode                                                    1,000,000                   1,000,000

3.4% 12/16/98, CP mode                                                   1,000,000                   1,000,000

Series B, 3.15% 3/8/99, CP mode                                          2,335,000                   2,335,000

Fairfax County Pub. Impt. Participating VRDN Series PA 149,              1,000,000                   1,000,000
3.3% (Liquidity Facility Merrill Lynch & Co.) (a)(c)

Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec.
Pwr. Co. Proj.):

Series 1985, 3.15% 3/8/99, CP mode                                       2,000,000                   2,000,000

Series 1987, 3.15% 3/11/99, CP mode                                      1,000,000                   1,000,000

Peninsula Ports Auth. Port Facilities Rev. Rfdg. Bonds (CSX              1,000,000                   1,000,000
Trans. Proj.) Series 1992, 3.15%, LOC Bank of Nova Scotia,
CP mode

Roanoke Ind. Dev. Auth. Hosp. Rev. (Carilion Health Sys.)                3,500,000                   3,500,000
Series 1997 A, 3.7%, VRDN (a)

Virginia Beach Dev. Auth. Rev. Rfdg. (La Quinta Inns, Inc. Proj.)        1,825,000                   1,825,000
Series 1993, 3.2%, LOC NationsBank NA, VRDN (a)

                                                                                                     23,010,000

WASHINGTON - 3.4%

Port Seattle Rev. Series A:

3.2% 3/12/99, LOC Bank of America Nat'l. Trust & Savings                 2,065,000                   2,065,000
Assoc., CP

3.4% 2/17/99, LOC Bank of America Nat'l. Trust & Savings                 1,040,000                   1,040,000
Assoc., CP

3.6% 12/18/98, LOC Bank of America Nat'l. Trust &                        2,300,000                   2,300,000
Savings Assoc., CP

Seattle Ltd. Tax Gen. Oblig. Participating VRDN Series SGB 12,           5,000,000                   5,000,000
3.31% (Liquidity Facility Societe Generale, France) (a)(c)

Washington Gen. Oblig. Participating VRDN:

Series 1993 C, Class A, 3.26% (Liquidity Facility Citibank,              4,000,000                   4,000,000
New York NA) (a)(c)

Series SGA 35, 3.27% (Liquidity Facility Societe Generale,               1,000,000                   1,000,000
France) (a)(c)

Series SGA 36, 3.27% (Liquidity Facility Societe Generale,               2,260,000                   2,260,000
France) (a)(c)

MUNICIPAL SECURITIES - CONTINUED

                                                                        PRINCIPAL                   VALUE
                                                                        AMOUNT                      (NOTE 1)

WASHINGTON - CONTINUED

Washington Gen. Oblig. Participating VRDN: - continued

Series SGB 9, 3.31% (Liquidity Facility Societe Generale,               $ 900,000                   $ 900,000
France) (a)(c)

Series SGB 11, 3.31% (Liquidity Facility Societe Generale,               1,000,000                   1,000,000
France) (a)(c)

Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.                   4,100,000                   4,100,000
Participating VRDN Series PT 180, 3.35% (a)(c)

                                                                                                     23,665,000

WISCONSIN - 0.3%

Milwaukee Gen. Oblig. RAN Series 1998 A, 5% 2/25/99                      1,300,000                   1,306,347

Wisconsin Gen. Oblig. Series 1997 B, 3.2% 12/9/98, CP                    1,037,000                   1,037,000

                                                                                                     2,343,347

WYOMING - 1.1%

Converse County Poll. Cont. Rev. Bonds 3.3% 11/25/98, LOC                5,485,000                   5,485,000
Union Bank of Switzerland, CP mode

Lincoln County Poll. Cont. Rev. Rfdg. Bonds (Pacificorp Proj.)
Series 1991:

2.95% 4/8/99, LOC Union Bank of Switzerland, CP mode                     1,000,000                   1,000,000

3.2% 4/8/99, LOC Union Bank of Switzerland, CP mode                      1,100,000                   1,100,000

Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN                   400,000                     400,000
Series PT 112, 3.28% (Liquidity Facility Merrill Lynch &
Co.) (a)(c)

                                                                                                     7,985,000

MULTIPLE STATES - 0.4%

Stephens Equity Trust I Participating VRDN Series 1996,                  2,782,035                   2,782,035
3.26%, LOC Bayerische Hypotheken-und Wechselbank AG,
LOC Bayerische Hypo-und Vereinsbank AG (a)(c)

TOTAL INVESTMENTS - 100%                                                                         $ 695,700,881


Total Cost for Income Tax Purposes $  695,700,923
SECURITY TYPE ABBREVIATION
BAN - Bond Anticipation Note
CP - Commercial Paper
RAN - Revenue Anticipation Note
TAN - Tax Anticipation Note
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Note
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
SECURITY                                 ACQUISITION DATE  COST

Austin Independent School Dist. School   10/20/98          $ 1,050,000
Bldg. Variable Rate TRAN Series 1998,
3.088% 8/31/99

INCOME TAX INFORMATION
At October 31, 1998, the fund had a capital loss carryforward of approximately $68,000 of which $65,000 and $3,000 will expire on October 31, 2004 and 2005, respectively.
During the fiscal year ending October 31, 1998, 100% of the fund's income dividends were free from federal income tax and none of the fund's income dividends were subject to the federal alternative minimum tax (unaudited).

TAX-EXEMPT FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                               $ 695,700,881
SEE ACCOMPANYING SCHEDULE

CASH                                                                160,032

RECEIVABLE FOR INVESTMENTS SOLD                                     5,058,640

RECEIVABLE FOR FUND SHARES SOLD                                     11,122,716

INTEREST RECEIVABLE                                                 3,881,642

 TOTAL ASSETS                                                       715,923,911

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                     $ 2,500,000

PAYABLE FOR FUND SHARES REDEEMED                       7,890,515

DISTRIBUTIONS PAYABLE                                  213,677

ACCRUED MANAGEMENT FEE                                 89,887

DISTRIBUTION FEES PAYABLE                              191,344

OTHER PAYABLES AND ACCRUED EXPENSES                    201,725

 TOTAL LIABILITIES                                                  11,087,148

NET ASSETS                                                         $ 704,836,763

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                    $ 704,904,667

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                 (67,934)

UNREALIZED GAIN FROM ACCRETION OF DISCOUNT                          30

NET ASSETS                                                         $ 704,836,763


DAILY MONEY CLASS:                                               $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($518,536,189 (DIVIDED BY) 518,585,922 SHARES)

CAPITAL RESERVES CLASS:                                          $1.00
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($186,300,574 (DIVIDED BY) 186,318,442 SHARES)


STATEMENT OF OPERATIONS
                                                     YEAR ENDED OCTOBER 31, 1998

INTEREST INCOME                                                     $ 24,686,452

EXPENSES

MANAGEMENT FEE                                         $ 1,697,118

TRANSFER AGENT FEES                                     1,487,982

DISTRIBUTION FEES                                       2,146,029

ACCOUNTING FEES AND EXPENSES                            126,054

NON-INTERESTED TRUSTEES' COMPENSATION                   1,920

CUSTODIAN FEES AND EXPENSES                             39,088

REGISTRATION FEES                                       272,517

AUDIT                                                   34,738

LEGAL                                                   13,124

 TOTAL EXPENSES BEFORE REDUCTIONS                       5,818,570

 EXPENSE REDUCTIONS                                     (959,197)    4,859,373

NET INTEREST INCOME                                                  19,827,079

REALIZED AND UNREALIZED GAIN (LOSS)                                  55,913
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM                      30
ACCRETION OF DISCOUNT

NET GAIN (LOSS)                                                      55,943

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 19,883,022



STATEMENT OF CHANGES IN NET ASSETS
                                                             YEAR ENDED     YEAR ENDED
                                                             OCTOBER 31,    OCTOBER 31,
                                                             1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                   $ 19,827,079   $ 14,434,163
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                     55,913         (661)

 INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM ACCRETION    30             -
OF DISCOUNT

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING              19,883,022     14,433,502
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME        (19,827,079)   (14,434,163)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                  59,546,704     (35,374,966)

NET ASSET VALUE OF CAPITAL RESERVES CLASS SHARES ISSUED IN    -              180,515,417
EXCHANGE FOR THE NET ASSETS OF CAPITAL RESERVES:
MUNICIPAL MONEY MARKET PORTFOLIO

TOTAL SHARE TRANSACTIONS                                      59,546,704     145,140,451

  TOTAL INCREASE (DECREASE) IN NET ASSETS                     59,602,647     145,139,790

NET ASSETS

 BEGINNING OF PERIOD                                          645,234,116    500,094,326

 END OF PERIOD                                               $ 704,836,763  $ 645,234,116



FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS
                                                    YEARS ENDED OCTOBER 31,

                                  1998                     1997     1996     1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 1.000                  $ 1.000  $ 1.000  $ 1.000  $ 1.000
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME               .030                     .031     .030     .033     .022

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME          (.030)                   (.031)   (.030)   (.033)   (.022)

NET ASSET VALUE, END OF PERIOD    $ 1.000                  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A                     3.03%                    3.10%    3.02%    3.36%    2.21%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 519                    $ 469    $ 500    $ 559    $ 454
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE       .65% B                   .65% B   .65% B   .65% B   .65% B
NET ASSETS

RATIO OF NET INTEREST INCOME TO    2.99%                    3.06%    2.98%    3.31%    2.17%
AVERAGE NET ASSETS


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS
                                                     YEARS ENDED OCTOBER 31,

                                                     1998                     1997 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000                  $ 1.000000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .027                     .000078

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.027)                   (.000078)

NET ASSET VALUE, END OF PERIOD                       $ 1.000                  $ 1.000000

TOTAL RETURN B, C                                     2.78%                    .01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)              $ 186                    $ 177

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% D                   .90% A, D

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    2.73%                    2.81% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES).

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares.
Prime and Tax-Exempt each offer two classes of shares, Daily Money Class and Capital Reserves Class whereas Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class, and Advisor C Class, each of which has equal rights as to assets and voting privileges. Each class of the funds has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For the Tax-Exempt fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity. EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, Treasury and Prime, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. Prime and Tax-Exempt are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
3. JOINT TRADING ACCOUNT.
At the end of the period, Treasury had 20% or more of it's total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments having variable rates are calculated based on the rate at period end for Treasury fund. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED AUGUST 14, 1998, DUE NOVEMBER 5, 1998   AT 5.5%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $500,000,000
Aggregate maturity amount of agreements $506,340,278
Aggregate market value of transferred assets $513,739,881
Coupon rates of transferred assets 5.5% to 12.75%
Maturity dates of transferred assets 4/30/01 to 11/15/16
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED AUGUST 14, 1998, DUE NOVEMBER 9, 1998   AT 5.5%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $303,987,500
Aggregate market value of transferred assets $308,243,929
Coupon rates of transferred assets 5.5% to 12.75%
Maturity dates of transferred assets 4/30/01 to 11/15/16
DATED SEPTEMBER 11, 1998, DUE DECEMBER 9, 1998  AT 5.36%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $180,000,000
Aggregate maturity amount of agreements $182,385,200
Aggregate market value of transferred assets $184,946,357
Coupon rates of transferred assets 5.5% to 12.75%
Maturity dates of transferred assets 4/30/01 to 11/15/16
DATED OCTOBER 14, 1998, DUE DECEMBER 14, 1998  AT 5.02%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $252,126,528
Aggregate market value of transferred assets $255,763,855
Coupon rates of transferred assets 5.38% to 13.75%
Maturity dates of transferred assets 3/31/99 to 5/15/21
DATED OCTOBER 15, 1998, DUE NOVEMBER 16, 1998  AT 5.08%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,451,556
Aggregate market value of transferred assets $104,399,082
Coupon rates of transferred assets 6.38% to 6.50%
Maturity dates of transferred assets 1/15/00 to 5/15/05
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED OCTOBER 29, 1998, DUE FEBRUARY 23, 1999   AT 4.72%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $253,835,000
Aggregate market value of transferred assets $256,869,941
Coupon rates of transferred assets 5.5% to 12.75%
Maturity dates of transferred assets 4/30/01 to 11/15/16
DATED OCTOBER 29, 1998, DUE MARCH 29, 1999   AT 4.7%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $254,928,472
Aggregate market value of transferred assets $255,000,284
Coupon rates of transferred assets 6.25% to 11.75%
Maturity dates of transferred assets 3/31/99 to 2/15/10
DATED OCTOBER 30, 1998, DUE NOVEMBER 2, 1998   AT 5.4%
Number of dealers or banks 7
Maximum amount with one dealer or bank 25.5%
Aggregate principal amount of agreements $677,500,000
Aggregate maturity amount of agreements $677,804,658
Aggregate market value of transferred assets $691,950,667
Coupon rates of transferred assets 0% to 13.25%
Maturity dates of transferred assets 11/5/98 to 11/15/27
DATED OCTOBER 30, 1998, DUE NOVEMBER 2, 1998   AT 5.41%
Number of dealers or banks 14
Maximum amount with one dealer or bank 20.7%
Aggregate principal amount of agreements $4,831,921,000
Aggregate maturity amount of agreements $4,834,100,978
Aggregate market value of transferred assets $4,932,289,485
Coupon rates of transferred assets 0% to 13.38%
Maturity dates of transferred assets 10/31/98 to 11/15/27
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .25% of the fund's average net assets.
SUB-ADVISER FEE. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each fund's class of shares (collectively referred to as "the Plans"). A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each fund's class of shares and providing shareholder support services. Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
DAILY MONEY CLASS        .25%

CAPITAL RESERVES CLASS   .50%

ADVISOR B CLASS          1.00%*

ADVISOR C CLASS          1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each fund's class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each fund's class' applicable shares, and providing shareholder support services:
                                      PAID TO       RETAINED BY
                                      FDC           FDC

TREASURY - DAILY MONEY CLASS          $ 3,096,114   $ 730

TREASURY - CAPITAL RESERVES CLASS      1,567,615     28,826

TREASURY - ADVISOR B CLASS             432,174       324,448

TREASURY - ADVISOR C CLASS             72,274        71,881

                                      $ 5,168,177   $ 425,885

PRIME - DAILY MONEY CLASS             $ 7,490,235   $ 242,735

PRIME - CAPITAL RESERVES CLASS         10,080,854    135,667

                                      $ 17,571,089  $ 378,402

TAX-EXEMPT - DAILY MONEY CLASS        $ 1,248,208   $ 82,002

TAX-EXEMPT - CAPITAL RESERVES CLASS    897,821       15,498

                                      $ 2,146,029   $ 97,500

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each fund's applicable class of shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the Plans:
TREASURY - DAILY MONEY CLASS     $ 216,786

TREASURY - ADVISOR B CLASS       $ 329

TREASURY - ADVISOR C CLASS       $ 1,726

PRIME - DAILY MONEY CLASS        $ 51,424

TAX-EXEMPT - DAILY MONEY CLASS   $ 32,872

SALES LOAD. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B Class share redemptions occurring within six years of purchase and Treasury - Advisor C Class share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to
0% for Treasury - Advisor B Class and 1% for Advisor C Class, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. When Advisor B Class shares and Advisor C Class shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made. For the period,
FDC received contingent deferred sales charges of $290,208 and $22,524 for Treasury - Advisor B Class and Treasury - Advisor C Class,
respectively.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt. UMB Bank n.a. (UMB) is the custodian and transfer and shareholder servicing agent for Tax-Exempt. UMB has entered into a sub-contract with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions.
FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
shareholder reports, except proxy statements. For the period, the following amounts were paid to each transfer agent:
                                      TRANSFER                % OF AVERAGE
                                      AGENT     AMOUNT        NET ASSETS

TREASURY - DAILY MONEY CLASS          FIIOC     $ 2,871,038    .23

TREASURY - CAPITAL RESERVES CLASS     FIIOC      694,858       .22

TREASURY - ADVISOR B CLASS            FIIOC      105,488       .24

TREASURY - ADVISOR C CLASS*           FIIOC      21,342        .30 *

                                                $ 3,692,726

PRIME - DAILY MONEY CLASS             FIIOC     $ 6,800,546    .23

PRIME - CAPITAL RESERVES CLASS        FIIOC      4,526,438     .23

                                                $ 11,326,984

TAX-EXEMPT - DAILY MONEY CLASS        UMB       $ 1,095,339    .22

TAX-EXEMPT - CAPITAL RESERVES CLASS   UMB        392,643       .22

                                                $ 1,487,982

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:

                                       FMR EXPENSE  REIMBURSEMENT
                                       LIMITATIONS

TREASURY - DAILY MONEY CLASS           0.65%        $ 1,392,964

TREASURY - CAPITAL RESERVES CLASS      0.90%          350,189

TREASURY - ADVISOR B CLASS             1.40%          67,651

TREASURY - ADVISOR C CLASS             1.40%          42,191

                                                    $ 1,852,995

PRIME - DAILY MONEY CLASS              0.65%        $ 3,248,969

PRIME - CAPITAL RESERVES CLASS         0.90%          2,200,283

                                                    $ 5,449,252

TAX-EXEMPT - DAILY MONEY CLASS         0.65%        $ 699,858

TAX-EXEMPT - CAPITAL RESERVES CLASS    0.90%          257,199

                                                    $ 957,057

5. EXPENSE REDUCTIONS - CONTINUED
In addition, each fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, custodian fees were reduced by $2,140 for Tax-Exempt under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, two shareholders were record owners of approximately 16% and 10%, respectively, of the total outstanding shares of Treasury.
7. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

FROM NET INTEREST INCOME               YEAR ENDED   YEAR ENDED
                                       OCTOBER 31,  OCTOBER 31,
                                       1998 A       1997 B





TREASURY - DAILY MONEY CLASS          $ 61,024,076   $ 70,366,580

TREASURY - CAPITAL RESERVES CLASS      14,650,449     35,929

TREASURY - ADVISOR B CLASS             1,800,162      976,874

TREASURY - ADVISOR C CLASS             304,271        -

TOTAL                                 $ 77,778,958   $ 71,379,383

PRIME - DAILY MONEY CLASS             $ 150,820,165  $ 125,179,829

PRIME - CAPITAL RESERVES CLASS         96,562,493     227,540

TOTAL                                 $ 247,382,658  $ 125,407,369

TAX-EXEMPT - DAILY MONEY CLASS        $ 14,919,060   $ 14,420,492

TAX-EXEMPT - CAPITAL RESERVES CLASS    4,908,019      13,671

TOTAL                                 $ 19,827,079   $ 14,434,163


A DISTRIBUTIONS FOR TREASURY-ADVISOR C CLASS ARE FOR THE PERIOD
NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998. B DISTRIBUTIONS FOR CAPITAL RESERVES CLASS ARE FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF SHARES).
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                                         YEAR ENDED         YEAR ENDED
                                                         OCTOBER 31,        OCTOBER 31,

                                                         1998 A             1997 B

TREASURY - DAILY MONEY CLASS                             $ 6,183,446,431    $ 7,946,018,718
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    51,096,751         50,873,842

SHARES REDEEMED                                           (6,257,475,931)    (8,513,852,139)

NET INCREASE (DECREASE)                                  $ (22,932,749)     $ (516,959,579)

TREASURY - CAPITAL RESERVES CLASS                        $ 1,993,751,534    $ 14,297,304
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    11,646,305         33,861

SHARES REDEEMED                                           (1,790,313,607)    (16,453,498)

                                                          215,084,232        (2,122,333)

ISSUED IN EXCHANGE FOR THE NET ASSETS OF CAPITAL          -                  266,966,651
RESERVES: U.S. GOVERNMENT PORTFOLIO

NET INCREASE (DECREASE)                                  $ 215,084,232      $ 264,844,318

TREASURY - ADVISOR B CLASS                               $ 154,354,745      $ 103,033,399
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    1,654,170          852,624

SHARES REDEEMED                                           (125,863,931)      (78,321,944)

NET INCREASE (DECREASE)                                  $ 30,144,984       $ 25,564,079

TREASURY - ADVISOR C CLASS                               $ 77,740,029
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    247,692

SHARES REDEEMED                                           (62,085,301)

NET INCREASE (DECREASE)                                  $ 15,902,420

PRIME - DAILY MONEY CLASS                                $ 17,264,760,055   $ 14,359,821,343
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    140,399,598        116,267,349

SHARES REDEEMED                                           (16,695,204,676)   (14,453,129,872)

NET INCREASE (DECREASE)                                  $ 709,954,977      $ 22,958,820

PRIME - CAPITAL RESERVES CLASS                           $ 45,041,695,815   $ 157,340,539
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    290,194,746        225,744

SHARES REDEEMED                                           (44,839,598,846)   (116,849,328)

                                                          492,291,715        40,716,955

ISSUED IN EXCHANGE FOR THE NET ASSETS OF CAPITAL          -                  1,723,735,801
RESERVES: MONEY MARKET PORTFOLIO

NET INCREASE (DECREASE)                                  $ 492,291,715      $ 1,764,452,756


A SHARE TRANSACTIONS FOR TREASURY - ADVISOR C CLASS ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998. B SHARE TRANSACTIONS FOR CAPITAL RESERVES CLASS ARE FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF SHARES).
8. SHARE TRANSACTIONS - CONTINUED

                                                         YEAR ENDED        YEAR  ENDED
                                                         OCTOBER 31,       OCTOBER 31,

                                                         1998 A            1997 B

TAX-EXEMPT - DAILY MONEY CLASS                           $ 2,154,461,152   $ 1,868,631,417
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    13,276,012        12,904,553

SHARES REDEEMED                                           (2,117,850,043)   (1,913,028,983)

NET INCREASE (DECREASE)                                  $ 49,887,121      $ (31,493,013)

TAX-EXEMPT - CAPITAL RESERVES CLASS                      $ 828,007,955     $ 5,020,244
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    4,306,467         425,720

SHARES REDEEMED                                           (822,654,839)     (9,327,917)

                                                          9,659,583         (3,881,953)

ISSUED IN EXCHANGE FOR THE NET ASSETS OF CAPITAL          -                 180,540,812
RESERVES: MUNICIPAL MONEY MARKET PORTFOLIO

NET INCREASE (DECREASE)                                  $ 9,659,583       $ 176,658,859


A SHARE TRANSACTIONS FOR TREASURY - ADVISOR C CLASS ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
B SHARE TRANSACTIONS FOR CAPITAL RESERVES CLASS ARE FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF SHARES).
9. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                                      REGISTRATION
                                      FEES

TREASURY - DAILY MONEY CLASS          $ 188,004

TREASURY - CAPITAL RESERVES CLASS      80,145

TREASURY - ADVISOR B CLASS             22,350

TREASURY - ADVISOR C CLASS             29,979

                                      $ 320,478

PRIME - DAILY MONEY CLASS             $ 560,482

PRIME - CAPITAL RESERVES CLASS         442,022

                                      $ 1,002,504

TAX-EXEMPT - DAILY MONEY CLASS        $ 200,197

TAX-EXEMPT - CAPITAL RESERVES CLASS    72,320

                                      $ 272,517

10. MERGER INFORMATION
On October 30, 1997, Treasury Fund acquired all of the assets and assumed all of the liabilities of Capital Reserves: U.S. Government Portfolio (U.S. Government Portfolio). The acquisition, which was approved by the shareholders of U.S. Government Portfolio on September 17, 1997, was accomplished by an exchange of 266,966,651 shares of Treasury Fund for the 266,966,651 shares then outstanding (each valued at $1.00) of U.S. Government Portfolio. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. U.S. Government Portfolio's net assets were combined with Treasury Fund for total net assets after the acquisition of $1,586,154,631.
On October 30, 1997, Prime Fund acquired all of the assets and assumed all of the liabilities of Capital Reserves: Money Market Portfolio (Money Market Portfolio). The acquisition, which was approved by the shareholders of Money Market Portfolio on September 17, 1997, was accomplished by an exchange of 1,723,735,801 shares of Prime Fund for the 1,723,735,801 shares then outstanding (each valued at $1.00) of Money Market Portfolio. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Money Market Portfolio's net assets were combined with Prime Fund for total net assets after the acquisition of $4,415,315,333.
On October 30, 1997, Tax-Exempt Fund acquired all of the assets and assumed all of the liabilities of Capital Reserves: Municipal Money Market Portfolio (Municipal Money Market Portfolio). The acquisition, which was approved by the shareholders of Municipal Money Market Portfolio on September 17, 1997, was accomplished by an exchange of 180,540,812 shares of Tax-Exempt Fund for the 180,540,812 shares then outstanding (each valued at $1.00) of Municipal Money Market Portfolio. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Municipal Money Market Portfolio's net assets were combined with Tax-Exempt Fund for total net assets after the acquisition of $652,028,340.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Newbury Street Trust and the Shareholders of Prime Fund, Treasury Fund and Tax-
Exempt Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prime Fund, Treasury Fund , and Tax-Exempt Fund (funds of Newbury Street Trust) at October 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Newbury Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 10,1998





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments
 Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
John J. Todd, Vice President
Robert A. Litterst, Vice President
Scott A. Orr, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES

DMFI-ANN-1298  66848
1.538749.101

GENERAL DISTRIBUTOR
Fidelity Distributions Corporation (FDC)
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA (Prime Fund &
 Treasury Fund)
UMB Bank, n.a.
Kansas City, MO (Tax-Exempt Fund)
CUSTODIAN
The Bank of New York
New York, NY (Prime Fund &
 Treasury Fund)
UMB Bank, n.a.
Kansas City, MO (Tax-Exempt Fund)


(FIDELITY_LOGO_GRAPHIC)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109